Consolidated Balance Sheets (USD $)	Feb. 28, 2015	Feb. 28, 2014
ASSETS
Cash and cash equivalents	$ 257,820	$ 483,408
Other receivable		20,000
Prepaid expenses	38,748	12,073
Deferred financing cost		60,523
Total Current Assets	296,568	576,004
Equipment (net of accumulated depreciation of $96,089 and $34,194, respectively)	526,606	204,254
Refundable deposit	(278,952)	(10,367)
TOTAL ASSETS	1,102,126	790,625
Current liabilities
Accounts payable	293,152	257,965
Accrued expense	4,565
Current portion of capital lease	99,965
Convertible notes (net of discount of $206,636)		2,475,717
Accrued interest payable	2,351	137,701
Accrued dividends on Series B Preferred Stock	16,767
Total Current Liabilities	416,800	2,871,383
Capital lease	169,676
Warrant liability	273,000
TOTAL LIABILITIES	859,476	2,871,383
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock, ($0.0001 par value; 150,000,000 shares authorized; 27,470,960 and 21,573,899 shares issued and outstanding respectively)	2,747	2,157
Additional Paid-in-capital	18,962,965	8,644,760
Accumulated deficit	(18,723,149)	(10,727,675)
Total stockholders' equity (Deficit)	242,650	(2,080,758)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	1,102,126	790,625
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 847,257 and 0 shares issued and outstanding resectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 229 and 0 shares issued and outstanding resectively)	87
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 847,257 and 0 shares issued and outstanding resectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 229 and 0 shares issued and outstanding resectively)